VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 33.1%
Argentina: 0.7%
USD	167,000	Cia General de Combustibles SA 144A 9.50%, 03/08/25	$129,427

Canada: 1.3%
	256,000	IAMGOLD Corp. 144A 5.75%, 10/15/28 †	249,280

Cayman Islands: 6.2%
	218,000	Agile Group Holdings Ltd. Reg S 6.70%, 03/07/22	223,990
		China Evergrande Group Reg S
	264,000	9.50%, 03/29/24	215,818
	39,000	12.00%, 01/22/24	34,420
	216,000	Country Garden Holdings Co. Ltd. Reg S 5.63%, 01/14/30	234,943
	226,000	Kaisa Group Holdings Ltd. Reg S 10.50%, 01/15/25	220,350
	236,000	Yuzhou Group Holdings Co. Ltd. Reg S 7.38%, 01/13/26	227,144
			1,156,665
China / Hong Kong: 0.7%
	120,000	Yanlord Land HK Co. Ltd. Reg S 6.80%, 02/27/24	127,647

Georgia: 1.2%
	233,000	Georgia Global Utilities JSC 144A 7.75%, 07/30/25	235,208

Ireland: 1.3%
	227,000	Aragvi Finance International DAC 144A 12.00%, 04/09/24	236,648

Israel: 1.6%
	281,000	Leviathan Bond Ltd. Reg S 144A 6.75%, 06/30/30	291,538

Luxembourg: 2.8%
	45,000	Kernel Holding SA 144A 6.50%, 10/17/24	45,158
	38,000	MHP Lux SA 144A 6.25%, 09/19/29	36,289
	200,000	MHP Lux SA Reg S 6.25%, 09/19/29	190,996
	233,000	Nexa Resources SA 144A 6.50%, 01/18/28	254,640
			527,083
Mauritius: 0.9%
	168,000	Vedanta Holdings Mauritius II Ltd. 144A 13.00%, 08/21/23	173,186

Mexico: 3.3%
	231,000	Cemex SAB de CV 144A 7.38%, 06/05/27	249,918
		Coca-Cola Femsa SAB de CV
	104,000	1.85%, 09/01/32	104,368
	201,000	5.25%, 11/26/43	273,154
	120,000	Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	2
			627,442
Mongolia: 1.4%
	264,000	Mongolian Mining Corp. / Energy Resources LLC 144A 9.25%, 04/15/24	198,132
	82,000	Mongolian Mining Corp. / Energy Resources LLC Reg S 9.25%, 04/15/24	61,541
			259,673
Netherlands: 2.7%
		IHS Netherlands Holdco BV 144A
	106,000	7.13%, 03/18/25	108,650
	143,000	8.00%, 09/18/27	147,290
	257,000	Metinvest BV Reg S 8.50%, 04/23/26	259,660
			515,600
Panama: 1.7%
	310,000	AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	318,525

South Africa: 2.3%
	49,000	Eskom Holdings SOC Ltd. 144A 7.13%, 02/11/25	44,947
	416,000	Eskom Holdings SOC Ltd. Reg S 7.13%, 02/11/25	381,591
			426,538
United Kingdom: 3.5%
	40,000	AngloGold Ashanti Holdings Plc 3.75%, 10/01/30	41,116
	304,000	Fresnillo Plc 144A 4.25%, 10/02/50	301,631
	182,000	Tullow Oil Plc 144A 7.00%, 03/01/25	85,540
		Tullow Oil Plc Reg S
	210,000	6.25%, 04/15/22	109,200
	66,000	7.00%, 03/01/25	31,020
	106,000	Vedanta Resources Plc Reg S 6.38%, 07/30/22	86,126
			654,633
Vietnam: 1.5%
	267,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	273,458

Total Corporate Bonds (Cost: $6,410,953)			6,202,551
GOVERNMENT OBLIGATIONS: 63.7%
Angola: 1.4%
		Angolan Government International Bonds 144A
	263,000	8.00%, 11/26/29 †	209,073
	67,000	9.38%, 05/08/48	52,596
			261,669
Argentina: 2.9%
	10,000	Provincia de Mendoza 144A 8.38%, 05/19/24	6,600
	824,000	Provincia de Mendoza Reg S 8.38%, 05/19/24	543,840
			550,440
China / Hong Kong: 4.6%
		China Government Bonds
CNY	3,400,000	2.68%, 05/21/30	480,169
	1,310,000	2.85%, 06/04/27	188,168
	1,310,000	3.81%, 09/14/50	191,153
			859,490
Costa Rica: 2.6%
USD	510,000	Costa Rica Government International Bond Reg S 6.13%, 02/19/31	481,312

Dominican Republic: 1.5%
DOP	5,500,000	Dominican Republic International Bond 144A 9.75%, 06/05/26	96,326
	10,920,000	Dominican Republic International Bond Reg S 8.90%, 02/15/23	187,587
			283,913
Gabon: 1.1%
USD	238,000	Gabon Government International Bond 144A 6.63%, 02/06/31	213,483

Honduras: 2.4%
	411,000	Honduras Government International Bond 144A 5.63%, 06/24/30	441,620

Israel: 2.1%
	322,000	Israel Government International Bond 3.88%, 07/03/50	388,010

Jordan: 2.3%
	51,000	Jordan Government International Bond 144A 4.95%, 07/07/25	50,965
	388,000	Jordan Government International Bond Reg S 4.95%, 07/07/25	387,733
			438,698
Laos: 2.3%
	212,000	Laos Government International Bond 144A 6.88%, 06/30/21	174,900
	291,000	Laos Government International Bond Reg S 6.88%, 06/30/21	248,806
			423,706
Mexico: 6.0%
		Petroleos Mexicanos
	232,000	6.63%, 06/15/35	193,024
	157,000	6.88%, 08/04/26	151,308
MXN	11,080,000	7.47%, 11/12/26	398,011
USD	395,000	Petroleos Mexicanos Reg S 6.49%, 01/23/27	370,708
			1,113,051
Mongolia: 2.7%
		Mongolia Government International Bonds Reg S
	445,000	5.63%, 05/01/23	458,914
	48,000	8.75%, 03/09/24	53,884
			512,798
Philippines: 2.4%
		Philippine Government International Bonds
PHP	12,638,000	3.90%, 11/26/22	266,890
	6,831,000	6.25%, 01/14/36	184,270
			451,160
Romania: 4.3%
		Romania Government Bonds
RON	1,910,000	3.65%, 07/28/25	468,612
	1,400,000	3.65%, 09/24/31	335,301
			803,913
South Africa: 2.7%
USD	488,000	Republic of South Africa Government International Bond 5.88%, 06/22/30 †	500,171

Suriname: 2.8%
	874,000	Republic of Suriname International Bond Reg S 9.25%, 10/26/26	522,652

Tajikistan: 4.4%
	76,000	Republic of Tajikistan International Bond 144A 7.13%, 09/14/27	62,415
	937,000	Republic of Tajikistan International Bond Reg S 7.13%, 09/14/27	769,511
			831,926
Thailand: 4.5%
		Thailand Government Bonds
THB	9,173,000	1.60%, 12/17/29	296,324
	14,383,000	3.30%, 06/17/38	551,252
			847,576
Tunisia: 1.0%
USD	215,000	Banque Centrale de Tunisie International Bond 144A 5.75%, 01/30/25	194,206

United Arab Emirates: 2.1%
	338,000	Emirate of Dubai Government International Bond Reg S 5.25%, 01/30/43	386,559

Uruguay: 7.6%
		Uruguay Government International Bonds Reg S
UYU	39,010,000	8.50%, 03/15/28	953,978
	19,115,000	9.88%, 06/20/22	471,193
			1,425,171
Total Government Obligations (Cost: $11,970,181)			11,931,524

Number Of Shares
COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
	3,236	Corp. GEO SAB de CV * # ∞	0

MONEY MARKET FUND: 2.0% (Cost: $368,849)
	368,849	Invesco Treasury Portfolio - Institutional Class	368,849

Total Investments Before Collateral for Securities Loaned: 98.8% (Cost: $18,749,983)			18,502,924
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.9% (Cost: $729,507)
Money Market Fund: 3.9%
	729,507	State Street Navigator Securities Lending Government Money Market Portfolio	729,507

Total Investments: 102.7% (Cost: $19,479,490)			19,232,431
Liabilities in excess of other assets: (2.7)%			(510,863)
NET ASSETS: 100.0%			$18,721,568

Definitions:

CNY	Chinese Yuan
DOP	Dominican Peso
MXN	Mexican Peso
PHP	Philippine Peso
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso

Footnotes:

(d)	Security in default
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $909,113.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,881,649, or 26.1% of net assets.

Schedule of Open Forward Foreign Currency Contracts – September 30, 2020

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation
State Street Bank And Trust Company	MXN	7,529,384	USD	344,878	10/13/2020	$4,799
State Street Bank And Trust Company	EUR	698,099	USD	817,573	10/26/2020	(1,318)
						$3,481

Definitions:

EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	7.4%	$1,365,639
Consumer, Non-cyclical	3.5	649,965
Energy	4.9	906,398
Financial	8.2	1,520,960
Government	64.5	11,931,524
Industrial	2.7	505,860
Utilities	6.8	1,253,729
Money Market Fund	2.0	368,849
	100.0%	$18,502,924

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.6%
Argentina: 0.7%
1,040	MercadoLibre, Inc. (USD) *	$1,125,779
Brazil: 4.1%
310,400	Fleury SA	1,463,593
412,700	JSL SA *	612,153
89,800	Locaweb Servicos de Internet SA Reg S 144A *	953,183
464,000	Movida Participacoes SA	1,343,443
403,400	Rumo SA *	1,369,113
35,012	Vasta Platform Ltd. (USD) *	540,235
		6,281,720
China / Hong Kong: 44.0%
46,290	Alibaba Group Holding Ltd. (ADR) *	13,608,334
450,000	Alibaba Health Information Technology Ltd. * #	1,106,580
629,250	A-Living Services Co. Ltd. Reg S 144A #	3,219,368
11,870	Baozun, Inc. (ADR) * †	385,656
5,455	BeiGene Ltd. (ADR) *	1,562,530
3,588,969	China Animal Healthcare Ltd. # ∞	0
373,000	China Conch Venture Holdings Ltd. #	1,735,230
1,461,000	China Education Group Holdings Ltd. Reg S #	2,687,981
1,769,000	Fu Shou Yuan International Group Ltd. #	1,727,880
39,100	GDS Holdings Ltd. (ADR) *	3,199,553
79,100	HUYA, Inc. (ADR) * †	1,894,445
470,000	Jinxin Fertility Group Ltd. Reg S 144A † #	596,395
106,000	Meituan Dianping Reg S * #	3,339,136
5,000	Ming Yuan Cloud Group Holdings Ltd. *	18,710
1,460	NetEase, Inc. (ADR)	663,818
12,780	New Oriental Education & Technology Group, Inc. (ADR) *	1,910,610
34,000	OneConnect Financial Technology Co. Ltd. (ADR) * †	724,200
708,000	Ping An Bank Co. Ltd. #	1,584,131
158,000	Ping An Healthcare and Technology Co. Ltd. Reg S 144A * † #	2,038,651
540,000	Ping An Insurance Group Co. of China Ltd. #	5,605,658
45,000	Shenzhou International Group Holdings Ltd. #	766,299
159,200	Tencent Holdings Ltd. #	10,752,904
82,000	Tencent Music Entertainment Group (ADR) *	1,211,140
926,000	Topsports International Holdings Ltd. Reg S 144A #	1,287,376
26,000	Wuliangye Yibin Co. Ltd. #	847,659
19,200	WuXi AppTec Co. Ltd. Reg S 144A #	277,647
120,500	Wuxi Biologics Cayman, Inc. Reg S 144A * #	2,953,221
35,000	Yifeng Pharmacy Chain Co. Ltd. #	511,467
21,500	Yum China Holdings, Inc. (USD) *	1,138,425
		67,355,004
Egypt: 2.3%
2,736,135	Cleopatra Hospital *	876,466
437,187	Commercial International Bank Egypt SAE #	1,843,676
295,380	Fawry for Banking & Payment Technology Services SAE *	477,967
958,802	Juhayna Food Industries #	385,879
		3,583,988
Georgia: 0.8%
84,700	Bank of Georgia Group Plc (GBP) * #	974,063
60,700	Georgia Capital Plc (GBP) * #	287,110
		1,261,173
Germany: 2.0%
26,800	Delivery Hero SE Reg S 144A * #	3,075,012
Hungary: 0.6%
32,500	OTP Bank Nyrt * #	978,209
India: 10.0%
242,678	Bandhan Bank Ltd. Reg S 144A #	909,764
457,400	Cholamandalam Investment and Finance Co. Ltd. #	1,543,423
268,200	HDFC Bank Ltd. #	3,934,934
51,400	HDFC Bank Ltd. (ADR)	2,567,944
1,420,073	Lemon Tree Hotels Ltd. Reg S 144A * #	536,563
116,000	Oberoi Realty Ltd. #	621,052
135,800	Phoenix Mills Ltd. #	1,071,386
107,000	Reliance Industries Ltd. #	3,240,219
7,133	Reliance Industries Ltd. * #	130,613
44,000	Titan Co. Ltd. #	715,711
		15,271,609
Indonesia: 1.9%
9,650,000	Bank BTPN Syariah Tbk PT #	2,136,906
3,980,000	Bank Rakyat Indonesia Tbk PT #	816,514
		2,953,420
Kenya: 0.8%
4,477,000	Safaricom Plc #	1,232,184
Kuwait: 0.7%
118,455	Human Soft Holding Co. KSC * #	1,004,600
Mexico: 2.1%
570,183	Qualitas Controladora SAB de CV	2,153,449
418,800	Regional SAB de CV	986,983
		3,140,432
Netherlands: 2.8%
46,305	Prosus NV * #	4,274,073
Philippines: 3.3%
2,839,000	Ayala Land, Inc. #	1,747,279
9,250,000	Bloomberry Resorts Corp. * #	1,404,918
805,200	International Container Terminal Services, Inc. #	1,836,956
		4,989,153
Russia: 3.1%
390,200	Detsky Mir PJSC Reg S 144A #	589,005
149,480	Sberbank of Russia PJSC (ADR) #	1,745,098
36,437	Yandex NV (USD) * †	2,377,514
		4,711,617
Saudi Arabia: 0.1%
11,000	Leejam Sports Co. JSC #	209,304
Singapore: 1.1%
11,100	Sea Ltd. (ADR) *	1,709,844
South Africa: 2.6%
690,000	Advtech Ltd. *	360,860
10,005	Naspers Ltd. #	1,767,121
1,388,924	Transaction Capital Ltd. #	1,790,228
		3,918,209
South Korea: 5.0%
16,700	Douzone Bizon Co. Ltd. #	1,488,169
4,470	Naver Corp. #	1,135,922
1,400	NCSoft Corp. #	964,786
10,925	Samsung SDI Co. Ltd. #	4,035,896
		7,624,773
Spain: 0.6%
52,903	CIE Automotive SA † #	998,215
Taiwan: 4.1%
408,000	Chroma ATE, Inc. #	2,174,805
140,010	Poya International Co. Ltd. #	2,677,944
61,000	Wiwynn Corp. #	1,386,454
		6,239,203
Thailand: 1.4%
408,000	CP ALL PCL #	777,771
530,826	Srisawad Corp. PCL (NVDR) #	823,352
1,074,000	Thai Beverage PCL (SGD) #	477,852
		2,078,975
Turkey: 2.6%
232,296	AvivaSA Emeklilik ve Hayat AS #	421,104
684,140	MLP Saglik Hizmetleri AS Reg S 144A * #	1,517,626
709,968	Sok Marketler Ticaret AS * #	1,096,713
277,000	Tofas Turk Otomobil Fabrikasi AS #	880,258
		3,915,701
United Kingdom: 1.1%
817,900	Helios Towers Plc * #	1,644,768
1,235,312	Hirco Plc * # ∞	0
		1,644,768
United States: 0.8%
91,300	Laureate Education, Inc. *	1,212,464
Total Common Stocks (Cost: $110,125,774)		150,789,429
WARRANTS: 0.0% (Cost: $0)
Thailand: 0.0%
30,473	Srisawad Corp. PCL (THB 100.00, expiring 08/29/25) * #	11,252
MONEY MARKET FUND: 0.9% (Cost: $1,374,089)
1,374,089	Invesco Treasury Portfolio - Institutional Class	1,374,089
Total Investments Before Collateral for Securities Loaned: 99.5% (Cost: $111,499,863)		152,174,770
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $156,274)
Money Market Fund: 0.1%
156,274	State Street Navigator Securities Lending Government Money Market Portfolio	156,274
Total Investments: 99.6% (Cost: $111,656,137)		152,331,044
Other assets less liabilities: 0.4%		576,439
NET ASSETS: 100.0%		$152,907,483

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,393,983.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $104,352,269 which represents 68.2% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $17,953,811, or 11.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	15.5%	$23,587,323
Consumer Discretionary	31.7	48,242,469
Consumer Staples	2.7	4,097,341
Energy	2.4	3,648,479
Financials	20.4	31,113,800
Health Care	8.0	12,115,062
Industrials	6.6	10,116,263
Information Technology	9.5	14,440,227
Real Estate	2.3	3,439,717
Money Market Fund	0.9	1,374,089
	100.0%	$152,174,770

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.1%
Australia: 17.4%
2,071,600	Bellevue Gold Ltd. * #	$1,531,607
844,632	De Grey Mining Ltd. * † #	755,466
407,600	Emerald Resources NL * #	174,689
530,692	Evolution Mining Ltd. #	2,216,930
637,110	Gold Road Resources Ltd. * #	671,259
204,500	Northern Star Resources Ltd. #	2,026,399
304,909	Saracen Mineral Holdings Ltd. * #	1,146,233
2,492,600	West African Resources Ltd. * #	1,937,530
		10,460,113
Canada: 70.1%
37,887	Agnico-Eagle Mines Ltd. (USD)	3,016,184
143,140	Alamos Gold, Inc. (USD)	1,261,063
780,088	B2Gold Corp. (USD) †	5,086,174
151,928	Barrick Gold Corp. (USD)	4,270,696
198,800	Bear Creek Mining Corp. *	470,294
261,000	Benchmark Metals, Inc. * # ø	214,250
186,314	Bonterra Resources, Inc. *	156,713
390,369	Corvus Gold, Inc. *	1,146,290
71,394	Equinox Gold Corp. *	833,748
71,100	Equinox Gold Corp. (USD) *	832,581
1,240	Franco-Nevada Corp. (USD)	173,079
398,500	Galway Metals, Inc. * # ø ∞	401,655
267,100	GoGold Resources, Inc. *	306,908
131,500	GoGold Resources, Inc. * # ø	151,098
234,106	Gold Standard Ventures Corp. (USD) *	182,603
41,000	Golden Star Resources Ltd. (USD) * †	176,710
24,000	Great Bear Resources Ltd. * # ø	275,985
7,232	Great Bear Resources Ltd. *	82,718
435,000	Kinross Gold Corp. (USD)	3,836,700
97,016	Kirkland Lake Gold Ltd. (USD)	4,727,590
1,479,185	Liberty Gold Corp. *	2,355,054
39,000	Lundin Gold, Inc. *	354,399
325,100	Marathon Gold Corp. *	551,783
137,700	Midas Gold Corp. *	142,710
20,200	NovaGold Resources, Inc. (USD) *	240,178
76,100	O3 Mining, Inc. * # ø	175,414
668,888	Orezone Gold Corp. *	442,057
39,000	Osisko Mining, Inc. * # ø	97,885
319,500	Osisko Mining, Inc. *	832,612
48,200	Pretium Resources, Inc. (USD) *	618,888
177,100	Probe Metals, Inc. *	196,844
857,200	Pure Gold Mining, Inc. *	1,396,961
159,000	Pure Gold Mining, Inc. * # ø	259,119
469,506	Rio2 Ltd. *	282,081
513,200	Sabina Gold and Silver Corp. *	994,372
47,200	SSR Mining, Inc. (USD) * †	881,224
62,400	Wheaton Precious Metals Corp. (USD)	3,061,968
311,248	Yamana Gold, Inc. (USD)	1,767,889
		42,254,477
Monaco: 1.0%
24,240	Endeavour Mining Corp. (CAD) *	603,474
South Africa: 3.0%
35,040	AngloGold Ashanti Ltd. (ADR)	924,355
73,100	Gold Fields Ltd. (ADR)	898,399
		1,822,754
United States: 7.6%
134,700	Argonaut Gold, Inc. (CAD) *	272,121
67,568	Newmont Mining Corp.	4,287,190
		4,559,311
Total Common Stocks (Cost: $30,471,591)		59,700,129
WARRANTS: 1.2%
Canada: 1.2%
130,500	Benchmark Metals, Inc. (CAD 1.80, expiring 09/21/22) * # ø	41,016
16,000	Bonterra Resources, Inc. (CAD 3.10, expiring 08/20/21) * #	223
352,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) * #	401,817
69,500	Marathon Gold Corp. (CAD 1.90, expiring 05/26/21) * #	32,523
84,000	Marathon Gold Corp. (CAD 1.60, expiring 09/30/21) * #	52,215
38,050	O3 Mining, Inc. (CAD 3.25, expiring 6/18/22) * # ø	22,855
19,500	Osisko Mining, Inc. (CAD 5.25, expiring 12/23/21) * # ø	9,125
144,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 07/18/22) * #	148,673
Total Warrants (Cost: $125,097)		708,447
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $30,596,688)		60,408,576
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9% (Cost: $1,185,164)
Money Market Fund: 1.9%
1,185,164	State Street Navigator Securities Lending Government Money Market Portfolio	1,185,164
Total Investments: 102.2% (Cost: $31,781,852)		61,593,740
Liabilities in excess of other assets: (2.2)%		(1,352,567)
NET ASSETS: 100.0%		$60,241,173

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,815,790.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $12,743,966 which represents 21.2% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $1,648,402, or 2.7% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Restricted securities held by the Fund as of September 30, 2020 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Benchmark Metals, Inc.	9/15/2020	261,000	$216,204	$214,250	0.3%
Benchmark Metals, Inc. Warrants	9/15/2020	130,500	41,036	41,016	0.1
Galway Metals, Inc.	9/15/2020	398,500	129,364	401,655	0.7
GoGold Resources, Inc.	9/15/2020	131,500	96,629	151,098	0.2
Great Bear Resources Ltd.	9/15/2020	24,000	192,355	275,985	0.5
O3 Mining, Inc.	6/18/2020	76,100	110,363	175,414	0.3
O3 Mining, Inc. Warrants	6/18/2020	38,050	21,409	22,855	0.0
Osisko Mining, Inc.	6/24/2020	39,000	89,797	97,885	0.2
Osisko Mining, Inc. Warrants	6/24/2020	19,500	14,830	9,125	0.0
Pure Gold Mining, Inc.	8/26/2020	159,000	112,251	259,119	0.4
			$1,024,238	$1,648,402	2.7%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	2.1%	$1,239,839
Gold	89.2	53,915,691
Precious Metals & Minerals	3.6	2,191,078
Silver	5.1	3,061,968
	100.0%	$60,408,576

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.2%
Australia: 0.9%
42,900	BHP Group Ltd. (ADR) †	$2,218,359
Canada: 25.1%
130,022	Agnico-Eagle Mines Ltd. (USD)	10,351,051
585,200	B2Gold Corp. (USD)	3,815,504
351,474	Barrick Gold Corp. (USD)	9,879,934
1,021,800	First Quantum Minerals Ltd.	9,108,757
800,300	Kinross Gold Corp. (USD)	7,058,646
183,131	Kirkland Lake Gold Ltd. (USD)	8,923,974
812,000	Lundin Mining Corp.	4,530,930
189,865	Nutrien Ltd. (USD)	7,448,404
		61,117,200
Cayman Islands: 0.4%
110,200	Alussa Energy Acquisition Corp. (USD) *	1,094,286
Finland: 1.2%
54,700	Neste Oil Oyj #	2,880,485
Israel: 7.5%
76,900	SolarEdge Technologies, Inc. (USD) *	18,329,115
Norway: 1.8%
153,800	Equinor ASA (ADR) †	2,162,428
58,700	Yara International ASA #	2,258,761
		4,421,189
Russia: 0.6%
63,900	MMC Norilsk Nickel PJSC (ADR) #	1,541,470
South Africa: 2.3%
409,100	Sibanye Stillwater Ltd. (ADR) †	4,557,374
338,000	Sibanye Stillwater Ltd. *	938,080
		5,495,454
United Kingdom: 5.1%
222,900	Anglo American Plc #	5,392,748
114,700	Rio Tinto Plc (ADR) †	6,926,733
		12,319,481
United States: 53.3%
52,100	Bunge Ltd.	2,380,970
112,100	Cabot Oil & Gas Corp.	1,946,056
73,000	CF Industries Holdings, Inc.	2,241,830
43,000	Chart Industries, Inc. *	3,021,610
65,200	Chevron Corp.	4,694,400
87,300	Cimarex Energy Co.	2,124,009
55,394	Concho Resources, Inc.	2,443,983
91,633	Corteva, Inc.	2,639,947
80,247	Diamondback Energy, Inc.	2,417,040
16,733	Dow, Inc.	787,288
16,033	DuPont de Nemours, Inc.	889,511
67,800	FMC Corp.	7,180,698
564,300	Freeport-McMoRan Copper and Gold, Inc. *	8,825,652
252,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,685,856
24,800	IPG Photonics Corp. *	4,215,256
11,700	Kansas City Southern	2,115,711
83,900	Kirby Corp. *	3,034,663
185,100	Liberty Oilfield Services, Inc. * †	1,478,949
114,700	Louisiana-Pacific Corp.	3,384,797
155,696	Newmont Mining Corp.	9,878,911
65,100	Ormat Technologies, Inc. †	3,848,061
363,600	Parsley Energy, Inc.	3,403,296
41,700	Pioneer Natural Resources Co.	3,585,783
22,000	Sanderson Farms, Inc.	2,595,340
101,700	Solaris Oilfield Infrastructure, Inc.	644,778
320,000	Star Peak Energy Transition Corp. *	3,280,000
291,500	Sunrun, Inc. * †	22,465,905
114,700	Tyson Foods, Inc.	6,822,356
11,700	Union Pacific Corp.	2,303,379
82,100	Valero Energy Corp.	3,556,572
222,900	WPX Energy, Inc. *	1,092,210
		129,984,817
Total Common Stocks (Cost: $179,960,021)		239,401,856
WARRANTS: 0.0% (Cost: $37,526)
United States: 0.0%
55,100	Alussa Energy Acquisition Corp. (USD 11.50, expiring 10/31/26) *	35,815
MONEY MARKET FUND: 0.7% (Cost: $1,695,831)
1,695,831	Invesco Treasury Portfolio - Institutional Class	1,695,831
Total Investments Before Collateral for Securities Loaned: 98.9% (Cost: $181,693,378)		241,133,502
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.9% (Cost: $7,181,624)
Money Market Fund: 2.9%
7,181,624	State Street Navigator Securities Lending Government Money Market Portfolio	7,181,624
Total Investments: 101.8% (Cost: $188,875,002)		248,315,126
Liabilities in excess of other assets: (1.8)%		(4,444,095)
NET ASSETS: 100.0%		$243,871,031

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $35,256,651.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $12,073,464 which represents 5.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	4.9%	$11,798,666
Energy	14.7	35,361,141
Industrials	13.7	32,941,268
Information Technology	9.3	22,544,371
Materials	50.7	122,258,308
Real Estate	4.4	10,685,856
Utilities	1.6	3,848,061
Money Market Fund	0.7	1,695,831
	100.0%	$241,133,502